GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of intangible assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross	$ 93,575	$ 93,645	$ 90,398
Definite lived intangibles, Accumulated amortization	(65,794)	(59,310)	(49,858)
Definite lived intangibles, Net	27,781	34,335	40,540
Indefinite lived intangibles	110,253	110,319	109,813
Indefinite lived intangibles, Net	44,459	51,009	59,955
Tradenames
Finite-Lived Intangible Assets, Net [Abstract]
Indefinite lived intangibles	16,678	16,674	19,415
Indefinite lived intangibles, Net		16,674	19,415
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross		74,123	73,825
Definite lived intangibles, Accumulated amortization		(45,815)	(39,010)
Definite lived intangibles, Net		$ 28,308	$ 34,815
Weighted Average Useful Life		12 years	12 years
Technology
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross	11,978	$ 11,991	$ 11,913
Definite lived intangibles, Accumulated amortization	(10,919)	(10,333)	(8,991)
Definite lived intangibles, Net	$ 1,059	$ 1,658	$ 2,922
Weighted Average Useful Life	7 years	7 years	7 years
Tradenames
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross		$ 6,490	$ 3,640
Definite lived intangibles, Accumulated amortization		(2,135)	(913)
Definite lived intangibles, Net		$ 4,355	$ 2,727
Weighted Average Useful Life		1 year	1 year
Non-compete agreements
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross	$ 1,037	$ 1,041	$ 1,020
Definite lived intangibles, Accumulated amortization	$ (1,037)	(1,027)	(944)
Definite lived intangibles, Net		$ 14	$ 76
Weighted Average Useful Life	4 years	4 years	4 years